SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2021
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Our operations are segmented by – 1) hydroelectric, 2) wind, 3) solar, 4) energy transition (distributed generation, pumped storage, cogeneration and biomass), and 5) corporate – with hydroelectric and wind further segmented by geography (i.e., North America, Colombia, Brazil, Europe and Asia). This best reflects the way in which the CODM reviews results, manages operations and allocates resources.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, depreciation, current and deferred income taxes, and other are items that will differ from results presented in accordance with IFRS as these items include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, and exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and significant accounting policies. Brookfield Renewable analyzes the performance of its operating segments based on revenues, Adjusted EBITDA, and Funds From Operations. Adjusted EBITDA and Funds From Operations are not generally accepted accounting measures under IFRS and therefore may differ from definitions of Adjusted EBITDA and Funds From Operations used by other entities.
Brookfield Renewable uses Adjusted EBITDA to assess the performance of its operations before the effects of interest expense, income taxes, depreciation, management service costs, non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, distributions to preferred shareholders and preferred limited partners and other typical non-recurring items. Brookfield Renewable includes realized disposition gains and losses on assets that we did not intend to hold over the long-term within Adjusted EBITDA in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period Adjusted EBITDA.
Brookfield Renewable uses Funds From Operations to assess the performance of its operations and is defined as Adjusted EBITDA less management service costs, interest and current income taxes, which is then adjusted for the cash portion of non-controlling interests and distributions to preferred shareholders and preferred limited partners.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2021:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$190	$45	$51	$86	$29	$7	$9	$102	$78	$—	$597	$(38)	$460	$1,019
Other income	12	1	9	7	48	1	—	4	5	18	105	(3)	76	178
Direct operating costs	(74)	(13)	(18)	(14)	(10)	(2)	(3)	(25)	(25)	(8)	(192)	15	(130)	(307)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	26	11	37
Adjusted EBITDA	128	33	42	79	67	6	6	81	58	10	510	—	417
Management service costs	—	—	—	—	—	—	—	—	—	(72)	(72)	—	—	(72)
Interest expense	(36)	—	(7)	(23)	(5)	(2)	(2)	(27)	(14)	(22)	(138)	7	(115)	(246)
Current income taxes	(2)	(2)	(2)	(2)	1	—	—	(1)	—	—	(8)	1	(15)	(22)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(15)	(15)	—	—	(15)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(3)	(3)	—	—	(3)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(8)	(7)	(15)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(280)	(280)
Funds From Operations	90	31	33	54	63	4	4	53	44	(108)	268	—	—
Depreciation	(66)	(17)	(7)	(62)	(19)	(4)	(2)	(45)	(24)	—	(246)	13	(146)	(379)
Foreign exchange and financial instrument gain (loss)	(37)	5	(4)	(13)	(5)	—	—	2	—	(15)	(67)	—	20	(47)
Deferred income tax expense	18	1	(2)	1	1	—	—	3	(3)	5	24	2	(6)	20
Other	(21)	(16)	—	(12)	(9)	—	(1)	—	(7)	24	(42)	5	1	(36)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(20)	—	(20)
Net income attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	131	131
Net income (loss) attributable to Unitholders(2)	$(16)	$4	$20	$(32)	$31	$—	$1	$13	$10	$(94)	$(63)	$—	$—	$(63)
(1)Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $149 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2020:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	$217	$39	$45	$56	$15	$7	$7	$44	$36	$—	$466	$(17)	$493	$942
Other income	11	6	6	2	3	1	2	11	9	28	79	2	(57)	24
Direct operating costs	(63)	(10)	(26)	(13)	(5)	(2)	(3)	(10)	(11)	(6)	(149)	7	(168)	(310)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	8	9	17
Adjusted EBITDA	165	35	25	45	13	6	6	45	34	22	396	—	277
Management service costs	—	—	—	—	—	—	—	—	—	(40)	(40)	—	(6)	(46)
Interest expense	(29)	(4)	(7)	(15)	(2)	—	(2)	(17)	(6)	(23)	(105)	7	(163)	(261)
Current income taxes	1	(2)	1	1	—	(1)	—	1	(1)	1	1	—	3	4
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(14)	(14)	—	—	(14)
Preferred equity	—	—	—	—	—	—	—	—	—	(6)	(6)	—	—	(6)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(7)	1	(6)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(112)	(112)
Funds From Operations	137	29	19	31	11	5	4	29	27	(60)	232	—	—
Depreciation	(59)	(16)	(5)	(36)	(11)	(3)	(2)	(19)	(9)	—	(160)	7	(171)	(324)
Foreign exchange and financial instrument gain (loss)	(32)	—	(6)	6	(1)	(1)	—	(13)	(2)	13	(36)	2	(12)	(46)
Deferred income tax expense	(2)	—	(2)	1	(1)	—	1	2	—	(2)	(3)	(3)	17	11
Other	(37)	(4)	5	(9)	(7)	(1)	(1)	(9)	(6)	(6)	(75)	(1)	73	(3)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(5)	(7)	(12)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	100	100
Net income (loss) attributable to Unitholders(2)	$7	$9	$11	$(7)	$(9)	$—	$2	$(10)	$10	$(55)	$(42)	$—	$—	$(42)
(1)Share of losses from equity-accounted investments of $1 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $12 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net loss attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to LP units, Redeemable/Exchangeable partnership units, BEPC exchange shares and GP interest. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2021:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	395	97	106	208	72	14	16	179	148	—	1,235	(77)	881	2,039
Other income	17	9	9	8	90	1	—	10	8	27	179	(5)	31	205
Direct operating costs	(143)	(25)	(38)	(56)	(28)	(5)	(4)	(49)	(52)	(15)	(415)	36	(319)	(698)
Share of Adjusted EBITDA from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	46	21	67
Adjusted EBITDA	269	81	77	160	134	10	12	140	104	12	999	—	614
Management service costs	—	—	—	—	—	—	—	—	—	(153)	(153)	—	—	(153)
Interest expense	(72)	(7)	(13)	(42)	(11)	(4)	(4)	(56)	(27)	(41)	(277)	13	(215)	(479)
Current income taxes	(3)	(4)	(4)	(2)	—	—	—	(1)	—	—	(14)	1	(25)	(38)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Perpetual subordinated notes	—	—	—	—	—	—	—	—	—	(3)	(3)	—	—	(3)
Share of interest and cash taxes from equity accounted investments	—	—	—	—	—	—	—	—	—	—	—	(14)	(11)	(25)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(363)	(363)
Funds From Operations	194	70	60	116	123	6	8	83	77	(227)	510	—	—
Depreciation	(131)	(31)	(13)	(121)	(41)	(7)	(5)	(89)	(44)	(1)	(483)	26	(290)	(747)
Foreign exchange and financial instrument gain (loss)	(58)	4	(1)	(34)	(1)	(1)	—	12	—	12	(67)	—	68	1
Deferred income tax expense	30	—	(4)	7	1	—	(1)	—	(1)	27	59	2	(8)	53
Other	(47)	(16)	—	(24)	(41)	—	—	(15)	(15)	(57)	(215)	7	73	(135)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(35)	—	(35)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	157	157
Net income (loss) attributable to Unitholders(2)	(12)	27	42	(56)	41	(2)	2	(9)	17	(246)	(196)	—	—	(196)
(1)Share of earnings from equity-accounted investments of $7 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $206 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity and perpetual subordinated notes.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2020:

	Attributable to Unitholders											Contribution from equity accounted investments	Attributable to non- controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
Revenues	482	100	105	116	37	11	13	78	69	—	1,011	(38)	1,018	1,991
Other income	12	9	8	4	3	1	2	12	10	30	91	(1)	(51)	39
Direct operating costs	(132)	(27)	(52)	(27)	(14)	(3)	(4)	(21)	(24)	(11)	(315)	16	(337)	(636)
Share of Adjusted EBITDA from equity-accounted investments												23	17	40
Adjusted EBITDA	362	82	61	93	26	9	11	69	55	19	787	—	647	—
Management service costs	—	—	—	—	—	—	—	—	—	(73)	(73)	—	(13)	(86)
Interest expense	(68)	(8)	(14)	(33)	(5)	(2)	(4)	(33)	(10)	(41)	(218)	10	(292)	(500)
Current income taxes	(2)	(4)	(3)	1	—	(1)	—	1	(1)	1	(8)	1	(9)	(16)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Preferred equity	—	—	—	—	—	—	—	—	—	(13)	(13)	—	—	(13)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(11)	(7)	(18)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	(326)	(326)
Funds From Operations	292	70	44	61	21	6	7	37	44	(133)	449	—	—
Depreciation	(117)	(36)	(11)	(78)	(23)	(7)	(5)	(34)	(18)	(1)	(330)	13	(344)	(661)
Foreign exchange and financial instrument gain (loss)	(14)	7	(1)	4	(11)	(1)	(3)	(15)	(1)	—	(35)	4	5	(26)
Deferred income tax expense	(22)	1	(3)	(1)	—	—	1	—	—	15	(9)	(3)	—	(12)
Other	(57)	(8)	5	(3)	(7)	(2)	1	(12)	(6)	(8)	(97)	—	82	(15)
Share of earnings from equity-accounted investments	—	—	—	—	—	—	—	—	—	—	—	(14)	(7)	(21)
Net loss attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	—	—	264	264
Net income (loss) attributable to Unitholders(2)	82	34	34	(17)	(20)	(4)	1	(24)	19	(127)	(22)	—	—	(22)
(1)Share of earnings from equity-accounted investments of $1 million is comprised of amounts found on the share of Adjusted EBITDA, share of interest and cash taxes and share of earnings lines. Net income attributable to participating non-controlling interests– in operating subsidiaries of $62 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to LP units, Redeemable/Exchangeable partnership units and GP interest. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table provides information on each segment's statement of financial position in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable's proportionate results to the consolidated statements of financial position by aggregating the components comprising from Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders											Contribution from equity-accounted investments	Attributable to non- controlling interests	As per IFRS financials
	Hydroelectric			Wind				Solar	Energy transition	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia	North America	Europe	Brazil	Asia
As at June 30, 2021
Cash and cash equivalents	$35	$1	$32	$22	$45	$7	$18	$76	$47	$2	$285	$(33)	$278	$530
Property, plant and equipment	13,009	1,599	1,807	3,322	891	288	148	3,507	2,063	—	26,634	(988)	19,000	44,646
Total assets	13,821	1,836	2,067	4,031	1,027	311	270	3,868	2,322	54	29,607	(454)	21,968	51,121
Total borrowings	3,469	256	467	1,725	548	78	127	2,643	1,079	2,198	12,590	(368)	7,155	19,377
Other liabilities	3,359	177	512	1,105	187	8	40	455	164	924	6,931	(86)	3,168	10,013
For the six months ended June 30, 2021:
Additions to property, plant and equipment	57	28	30	44	21	5	—	47	9	2	243	(3)	312	552
As at December 31, 2020
Cash and cash equivalents	$38	$6	$6	$36	$60	$1	$3	$86	$48	$7	$291	$(20)	$160	$431
Property, plant and equipment	12,983	1,544	1,965	3,606	1,095	274	175	3,548	1,880	—	27,070	(940)	18,460	44,590
Total assets	13,628	1,751	2,201	3,801	1,267	292	272	3,985	2,101	100	29,398	(387)	20,711	49,722
Total borrowings	3,439	245	439	1,680	669	66	125	2,534	864	2,143	12,204	(332)	6,210	18,082
Other liabilities	3,232	153	556	773	220	8	22	568	211	784	6,527	(55)	3,401	9,873
For the six months ended June 30, 2020:
Additions to property, plant and equipment(1)	226	15	1	8	5	1	—	24	8	1	289	(9)	178	458
(1)The company exercised the option to buy out the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to the company) to its corresponding right-of-use asset.
Geographical Information
The following table presents consolidated revenue split by technology and geographical region for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Hydroelectric
North America	$237	$283	$508	$621
Brazil	46	43	102	115
Colombia	213	189	440	436
	496	515	1,050	1,172
Wind
North America	184	125	362	250
Europe	41	46	109	112
Brazil	18	18	35	31
Asia	31	27	60	49
	274	216	566	442
Solar	159	143	282	255
Energy transition	90	68	141	122
Total	$1,019	$942	$2,039	$1,991
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2021	December 31, 2020
United States	$23,986	$22,955
Colombia	7,529	8,150
Canada	4,912	4,880
Brazil	3,563	3,308
Europe	4,790	5,417
Asia	845	851
	$45,625	$45,561